Convertible Notes (Details) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Convertible Debt, Addition/(Repayment)	$ 1,630,500	$ 652,653	$ 1,222,722	$ 1,769,523
Convertible notes payable, net	1,059,655		2,399,941	$ 1,502,023
Convertible Notes [Member]
Convertible Principal Amount	25,000		25,000
Convertible Debt, Default Penalty
Convertible Debt, Addition/(Repayment)
Conversion of Principal Amount
Conversion of Principal Amount, Shares
Convertible Debt	$ 25,000		$ 25,000
Convertible Debt Due Date	Feb. 24, 2013		Feb. 24, 2013
Convertible Notes [Member]
Convertible Principal Amount	$ 25,000		$ 25,000
Convertible Debt, Default Penalty
Convertible Debt, Addition/(Repayment)
Conversion of Principal Amount
Conversion of Principal Amount, Shares
Convertible Debt	$ 25,000		$ 25,000
Convertible Debt Due Date	Mar. 18, 2013		Mar. 18, 2013
Convertible Notes [Member]
Convertible Principal Amount	$ 100,000		$ 100,000
Convertible Debt, Default Penalty
Convertible Debt, Addition/(Repayment)
Conversion of Principal Amount
Conversion of Principal Amount, Shares
Convertible Debt	$ 100,000		$ 100,000
Convertible Debt Due Date	Jun. 21, 2013		Jun. 21, 2013
Convertible Notes [Member]
Convertible Principal Amount	$ 20,000		$ 20,000
Convertible Debt, Default Penalty
Convertible Debt, Addition/(Repayment)
Conversion of Principal Amount	$ 20,000
Conversion of Principal Amount, Shares	1,160,391
Convertible Debt			$ 20,000
Convertible Debt Due Date	Jul. 17, 2017		Jul. 17, 2017
Convertible Notes [Member]
Convertible Principal Amount	$ 25,000		$ 25,000
Convertible Debt, Default Penalty
Convertible Debt, Addition/(Repayment)
Conversion of Principal Amount	$ 25,000
Conversion of Principal Amount, Shares	1,426,674
Convertible Debt			$ 25,000
Convertible Debt Due Date	Jul. 17, 2017		Jul. 17, 2017
Convertible Notes [Member]
Convertible Principal Amount	$ 50,000		$ 20,000
Convertible Debt, Default Penalty
Convertible Debt, Addition/(Repayment)
Conversion of Principal Amount	$ 50,000		$ 20,000
Conversion of Principal Amount, Shares	2,931,188		737,748
Convertible Debt
Convertible Debt Due Date	Aug. 08, 2017		Jul. 17, 2017
Convertible Notes [Member]
Convertible Principal Amount	$ 80,000		$ 43,000
Convertible Debt, Default Penalty
Convertible Debt, Addition/(Repayment)
Conversion of Principal Amount	$ 80,000		$ 43,000
Conversion of Principal Amount, Shares	4,530,846		2,462,180
Convertible Debt
Convertible Debt Due Date	Jul. 20, 2017		Jan. 24, 2018
Convertible Notes [Member]
Convertible Principal Amount	$ 66,023		$ 50,000
Convertible Debt, Default Penalty
Convertible Debt, Addition/(Repayment)
Conversion of Principal Amount	$ 66,023
Conversion of Principal Amount, Shares	3,712,324
Convertible Debt			$ 50,000
Convertible Debt Due Date	Aug. 24, 2017		Aug. 08, 2017
Convertible Notes [Member]
Convertible Principal Amount	$ 50,000		$ 80,000
Convertible Debt, Default Penalty
Convertible Debt, Addition/(Repayment)
Conversion of Principal Amount	$ 50,000
Conversion of Principal Amount, Shares	2,390,805
Convertible Debt			$ 80,000
Convertible Debt Due Date	Aug. 09, 2017		Jul. 20, 2017
Convertible Notes [Member]
Convertible Principal Amount	$ 75,000		$ 66,023
Convertible Debt, Default Penalty
Convertible Debt, Addition/(Repayment)
Conversion of Principal Amount	$ 75,000
Conversion of Principal Amount, Shares	4,378,547
Convertible Debt			$ 66,023
Convertible Debt Due Date	Jul. 31, 2017		Aug. 24, 2017
Convertible Notes [Member]
Convertible Principal Amount	$ 124,318		$ 50,000
Convertible Debt, Default Penalty
Convertible Debt, Addition/(Repayment)
Conversion of Principal Amount	$ 63,567
Conversion of Principal Amount, Shares	3,919,404
Convertible Debt	$ 60,751		$ 50,000
Convertible Debt Due Date	Dec. 01, 2017		Aug. 09, 2017
Convertible Notes [Member]
Convertible Principal Amount	$ 70,000		$ 75,000
Convertible Debt, Default Penalty
Convertible Debt, Addition/(Repayment)
Conversion of Principal Amount	$ 70,000
Conversion of Principal Amount, Shares	4,067,072
Convertible Debt			$ 75,000
Convertible Debt Due Date	Sep. 23, 2017		Jul. 31, 2017
Convertible Notes [Member]
Convertible Principal Amount	$ 30,000		$ 100,000
Convertible Debt, Default Penalty
Convertible Debt, Addition/(Repayment)
Conversion of Principal Amount	$ 30,000		$ 92,500
Conversion of Principal Amount, Shares	1,500,010		5,246,524
Convertible Debt			$ 7,500
Convertible Debt Due Date	Aug. 16, 2017		Dec. 01, 2017
Convertible Notes [Member]
Convertible Principal Amount	$ 200,000
Convertible Debt, Default Penalty			56,067
Convertible Debt, Addition/(Repayment)
Conversion of Principal Amount	$ 200,000
Conversion of Principal Amount, Shares	11,557,652
Convertible Debt			$ 56,067
Convertible Debt Due Date	Sep. 30, 2017		Dec. 01, 2017
Convertible Notes [Member]
Convertible Principal Amount	$ 921,004
Convertible Debt, Default Penalty			7,273
Convertible Debt, Addition/(Repayment)
Conversion of Principal Amount	$ 525,000
Conversion of Principal Amount, Shares	17,521,702
Convertible Debt	$ 396,004		$ 31,097
Convertible Debt Due Date	May 12, 2018		Dec. 01, 2017
Convertible Notes [Member]
Convertible Principal Amount	$ 150,000
Convertible Debt, Default Penalty			7,270
Convertible Debt, Addition/(Repayment)
Conversion of Principal Amount	$ 150,000
Conversion of Principal Amount, Shares	3,745,330
Convertible Debt			$ 29,654
Convertible Debt Due Date	May 03, 2018		Dec. 01, 2017
Convertible Notes [Member]
Convertible Principal Amount	$ 164,900		$ 70,000
Convertible Debt, Default Penalty
Convertible Debt, Addition/(Repayment)
Conversion of Principal Amount	$ 164,900
Conversion of Principal Amount, Shares	6,596,000
Convertible Debt			$ 70,000
Convertible Debt Due Date	Jul. 17, 2018		Sep. 23, 2017
Convertible Notes [Member]
Convertible Principal Amount	$ 35,000		$ 63,000
Convertible Debt, Default Penalty
Convertible Debt, Addition/(Repayment)
Conversion of Principal Amount	$ 35,000		$ 63,000
Conversion of Principal Amount, Shares	691,184		3,081,746
Convertible Debt
Convertible Debt Due Date	Aug. 22, 2018		Nov. 20, 2017
Convertible Notes [Member]
Convertible Principal Amount	$ 15,000		$ 30,000
Convertible Debt, Default Penalty
Convertible Debt, Addition/(Repayment)
Conversion of Principal Amount	$ 15,000
Conversion of Principal Amount, Shares	294,114
Convertible Debt			$ 30,000
Convertible Debt Due Date	Sep. 26, 2018		Aug. 16, 2017
Convertible Notes [Member]
Convertible Principal Amount	$ 50,000		$ 200,000
Convertible Debt, Default Penalty
Convertible Debt, Addition/(Repayment)
Conversion of Principal Amount	$ 50,000
Conversion of Principal Amount, Shares	1,000,000
Convertible Debt			$ 200,000
Convertible Debt Due Date	Dec. 07, 2018		Sep. 30, 2017
Convertible Notes [Member]
Convertible Principal Amount			$ 340,000
Convertible Debt, Default Penalty			78,482
Convertible Debt, Addition/(Repayment)	267,500
Conversion of Principal Amount
Conversion of Principal Amount, Shares
Convertible Debt	$ 267,500		$ 418,482
Convertible Debt Due Date	Sep. 15, 2019		May 12, 2018
Convertible Notes [Member]
Convertible Principal Amount			$ 165,000
Convertible Debt, Default Penalty			87,522
Convertible Debt, Addition/(Repayment)	250,000
Conversion of Principal Amount
Conversion of Principal Amount, Shares
Convertible Debt	$ 250,000		$ 252,522
Convertible Debt Due Date	Oct. 05, 2019		May 12, 2018
Convertible Notes [Member]
Convertible Principal Amount
Convertible Debt, Default Penalty			80,000
Convertible Debt, Addition/(Repayment)	100,000
Conversion of Principal Amount
Conversion of Principal Amount, Shares
Convertible Debt	$ 100,000		$ 80,000
Convertible Debt Due Date	Oct. 31, 2019		May 12, 2018
Convertible Notes [Member]
Convertible Principal Amount
Convertible Debt, Default Penalty			170,000
Convertible Debt, Addition/(Repayment)	80,000
Conversion of Principal Amount
Conversion of Principal Amount, Shares
Convertible Debt	$ 80,000		$ 170,000
Convertible Debt Due Date	Nov. 15, 2019		May 12, 2018
Convertible Notes [Member]
Convertible Principal Amount			$ 150,000
Convertible Debt, Default Penalty
Convertible Debt, Addition/(Repayment)	40,000
Conversion of Principal Amount
Conversion of Principal Amount, Shares
Convertible Debt	$ 40,000		$ 150,000
Convertible Debt Due Date	Nov. 15, 2019		May 03, 2018
Convertible Notes [Member]
Convertible Principal Amount			$ 150,000
Convertible Debt, Default Penalty
Convertible Debt, Addition/(Repayment)	35,000
Conversion of Principal Amount
Conversion of Principal Amount, Shares
Convertible Debt	$ 35,000		$ 150,000
Convertible Debt Due Date	Dec. 02, 2019		Jun. 15, 2018
Convertible Notes [Member]
Convertible Principal Amount			$ 164,900
Convertible Debt, Default Penalty
Convertible Debt, Addition/(Repayment)	250,000
Conversion of Principal Amount
Conversion of Principal Amount, Shares
Convertible Debt	$ 250,000		$ 164,900
Convertible Debt Due Date	Dec. 26, 2019		Jul. 17, 2018
Convertible Notes [Member]
Convertible Principal Amount	$ 2,426,245
Convertible Debt, Addition/(Repayment)	1,022,500
Conversion of Principal Amount	$ 1,819,490		$ 218,500
Conversion of Principal Amount, Shares	75,167,248
Convertible Debt	$ 1,629,255		2,426,245
Convertible Notes [Member]
Convertible Principal Amount			35,000
Convertible Debt, Default Penalty
Conversion of Principal Amount
Conversion of Principal Amount, Shares
Convertible Debt			$ 35,000
Convertible Debt Due Date			Aug. 22, 2018
Convertible Notes [Member]
Convertible Principal Amount			$ 15,000
Convertible Debt, Default Penalty
Conversion of Principal Amount
Conversion of Principal Amount, Shares
Convertible Debt			$ 15,000
Convertible Debt Due Date			Sep. 26, 2018
Convertible Notes [Member]
Convertible Principal Amount			$ 50,000
Convertible Debt, Default Penalty
Conversion of Principal Amount
Conversion of Principal Amount, Shares
Convertible Debt			$ 50,000
Convertible Debt Due Date			Dec. 07, 2018